Cover	Jun. 20, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 20, 2024
Entity Registrant Name	nCino, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41211
Entity Tax Identification Number	87-4154342
Entity Address, Address Line One	6770 Parker Farm Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28405
City Area Code	888
Local Phone Number	676-2466
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0005 per share
Trading Symbol	NCNO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001902733
Amendment Flag	false
Current Fiscal Year End Date	--01-31